                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07694
                                  ---------------------------------------------

                Morgan Stanley Emerging Markets Debt Fund, Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

           1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                                   RONALD E. ROBISON
           1221 AVENUE OF THE AMERICAS 34TH FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  1-800-221-6726
                                                   ----------------------------

Date of fiscal year end:  12/31
                        --------------------------
Date of reporting period:  6/30/03
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

                                                           SEMI-ANNUAL REPORT

MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.
                                                           JUNE 30, 2003

DIRECTORS
MICHAEL BOZIC              RONALD E. ROBISON
CHARLES A. FIUMEFREDDO     EXECUTIVE VICE PRESIDENT
EDWIN J. GARN              AND PRINCIPAL EXECUTIVE
WAYNE E. HEDIEN            OFFICER
JAMES F. HIGGINS
DR. MANUEL H. JOHNSON      JOSEPH McALINDEN
JOSEPH J. KEARNS           VICE PRESIDENT
MICHAEL NUGENT
PHILIP J. PURCELL          BARRY FINK
FERGUS REID                VICE PRESIDENT

OFFICERS                   STEFANIE V. CHANG
CHARLES A. FIUMEFREDDO     VICE PRESIDENT
CHAIRMAN OF THE BOARD
                           JAMES W. GARRETT          [MORGAN STANLEY LOGO]
MITCHELL M. MERIN          TREASURER AND CHIEF
PRESIDENT                  FINANCIAL OFFICER

                           MICHAEL LEARY
                           ASSISTANT TREASURER       MORGAN STANLEY
                                                     EMERGING MARKETS DEBT FUND,
                           MARY E. MULLIN            INC.
                           SECRETARY

INVESTMENT ADVISER
MORGAN STANLEY INVESTMENT MANAGEMENT INC.
1221 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10020

ADMINISTRATOR
JPMORGAN INVESTOR SERVICES
73 TREMONT STREET
BOSTON, MASSACHUSETTS 02108

CUSTODIAN
JPMORGAN CHASE BANK
270 PARK AVENUE
NEW YORK, NEW YORK 10017

STOCKHOLDER SERVICING AGENT
AMERICAN STOCK TRANSFER & TRUST COMPANY
59 MAIDEN LANE
NEW YORK, NEW YORK 10030
(800) 278-4353

LEGAL COUNSEL
CLIFFORD CHANCE US LLP
200 PARK AVENUE
NEW YORK, NEW YORK 10166

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
200 CLARENDON STREET
BOSTON, MASSACHUSETTS 02116


FOR ADDITIONAL FUND INFORMATION,
INCLUDING THE FUND'S NET ASSET VALUE
PER SHARE AND INFORMATION REGARDING THE
INVESTMENTS COMPRISING THE FUND'S
PORTFOLIO, PLEASE CALL 1-800-221-6726
OR VISIT OUR WEBSITE AT
www.morganstanley.com/im.
                                                     MORGAN STANLEY
                                                     INVESTMENT MANAGEMENT INC.
(C) 2003 MORGAN STANLEY                              INVESTMENT ADVISER

                                 MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.

                                 Overview

LETTER TO STOCKHOLDERS

PERFORMANCE

For the six months ended June 30, 2003, the Morgan Stanley Emerging Markets Debt Fund, Inc. (the "Fund") had a total return of 20.38%, compared to 17.34% for the J.P. Morgan Emerging Markets Bond Global Index (the "Index"). On June 30, 2003, the closing price of the Fund's shares on the New York Stock Exchange was $8.62, representing a 12.2% discount to the Fund's net asset value per share.

FACTORS AFFECTING PERFORMANCE

     - The emerging markets debt (EMD) asset class markets continued the strong rally in the first half of 2003 that began in October of last year. This has been one of the best nine month periods in the history of the asset class. This strong performance can be attributed to significant inflows into the asset class, as generally improving credit fundamentals and flush global liquidity drove investors to seek out these higher yielding investments.

     - In EMD, many of the more "riskier" countries provided the highest returns including Brazil, Argentina, Ecuador and Uruguay. Russia also performed very well, driven mostly by continued strong fundamentals. Some of the lower returning countries either experienced negative news (Dominican Republic and Turkey) or were of higher quality and just lagged in the strong rally (South Korea, Chile and Poland)

     - For the reporting period, relative performance versus the Index was enhanced by underweights in South Korea and Poland as well as overweights in Russia and Brazil. In addition, our corporate bond holdings in Indonesia and security selection in Mexico also added to results. Relative performance was hurt by an underweight in both Ecuador and Argentina and by security selection in Brazil.

MANAGEMENT STRATEGIES

     - During the period, we looked for opportunities in Russia, Mexico, Panama and Peru, where we believed there was good value. Our main underweights were in South Korea, Malaysia, Ecuador and Turkey.


Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison
Executive Vice President and Principal Executive Officer

                                                                       July 2003

                                 MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.

                                 STATEMENT OF NET ASSETS
                                 June 30, 2003 (unaudited)

STATEMENT OF NET ASSETS
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                       FACE
                                                                     AMOUNT                           VALUE
                                                                      (000)                           (000)
-----------------------------------------------------------------------------------------------------------
DEBT INSTRUMENTS (100.0%)
===========================================================================================================

ARGENTINA (1.5%)
SOVEREIGN (1.5%)
  Republic of Argentina
    75.219%, 4/10/05                                           $      4,290(d),(f)             $      1,544
  Republic of Argentina Par Bond, 'L-GP'
    6.00%, 3/31/23                                                    3,370(d),(f)                    1,778
-----------------------------------------------------------------------------------------------------------
                                                                                                      3,322
===========================================================================================================
BRAZIL (17.2%)
SOVEREIGN (17.2%)
  Federative Republic of Brazil Bond, 'C' PIK
    8.00%, 4/15/14                                                    2,912                           2,570
  Federative Republic of Brazil Global Bond
    8.875%, 4/15/24                                                   9,120                           7,095
    10.00%, 1/16/07                                                   3,590(e)                        3,689
    11.25%, 7/26/07                                                   1,730                           1,804
    12.00%, 4/15/10                                                  18,650                          19,424
    12.25%, 3/6/30                                                      860                             864
    12.75%, 1/15/20                                                   1,860                           1,920
-----------------------------------------------------------------------------------------------------------
                                                                                                     37,366
===========================================================================================================
BULGARIA (3.8%)
SOVEREIGN (3.8%)
  Republic of Bulgaria
    8.25%, 1/15/15                                                    5,270                           6,218
    8.25%, 1/15/15                                                    1,699(b)                        2,005
-----------------------------------------------------------------------------------------------------------
                                                                                                      8,223
===========================================================================================================
CHILE (2.0%)
CORPORATE (2.0%)
  Empresa Nacional De Petroleo
    6.75%, 11/15/12                                                   3,870(b)                        4,359
===========================================================================================================
COLOMBIA (6.8%)
SOVEREIGN (6.8%)
  Republic of Colombia
    9.75%, 4/9/11                                                     6,633                           7,545
    10.00%, 1/23/12                                                   3,040                           3,405
    10.50%, 7/9/10                                                      950                           1,092
    10.75%, 1/15/13                                                   1,270                           1,486
    11.75%, 2/25/20                                                   1,110                           1,382
-----------------------------------------------------------------------------------------------------------
                                                                                                     14,910
===========================================================================================================
EL SALVADOR (0.4%)
SOVEREIGN (0.4%)
  Republic of El Salvador
    8.25%, 4/10/32                                                      840                             817
===========================================================================================================
INDIA (0.0%)
CORPORATE (0.0%)
  Surashtra Cement and Chemical Ltd.
    19.00%                                                     INR   30,000(d),(f),(g)                   --@
===========================================================================================================
INDONESIA (2.4%)
CORPORATE (2.4%)
  Pindo Deli Finance (Mauritius)
    10.75%, 10/1/07                                            $     11,610(b),(d),(f)         $      2,990
  Tjiwi Kimia Finance Mauritius Ltd.
    10.00%, 8/1/04                                                    1,630(d),(f)                      526
  Tjiwi Kimia International Global Bond
    13.25%, 8/1/49                                                    4,990(d),(f)                    1,609
-----------------------------------------------------------------------------------------------------------
                                                                                                      5,125
===========================================================================================================
IVORY COAST (0.2%)
SOVEREIGN (0.2%)
  Republic of Ivory Coast Bond
    2.00%, 3/29/18                                                    2,045(c),(d),(f)                  384
===========================================================================================================
MEXICO (24.6%)
CORPORATE (5.6%)
  Pemex Project Funding Master Trust
    8.625%, 2/1/22                                                    1,720                           1,965
    9.125%, 10/13/10                                                  4,040                           4,888
  Petroleos Mexicanos
    9.50%, 9/15/27                                                    2,700                           3,362
  Satelites Mexicanos SA de CV, 'B'
    10.125%, 11/1/04                                                  4,245                           1,953
-----------------------------------------------------------------------------------------------------------
                                                                                                     12,168
-----------------------------------------------------------------------------------------------------------
SOVEREIGN (19.0%)
  United Mexican States (MTN)
    8.30%, 8/15/31                                                    8,840                          10,179
  United Mexican States, Discount Bond, 'A'
    9.875%, 2/1/10                                                    4,300                           5,515
  United Mexican States Global Bond
    10.375%, 2/17/09                                                  4,550                           5,885
    11.375%, 9/15/16                                                 13,510                          19,657
-----------------------------------------------------------------------------------------------------------
                                                                                                     41,236
-----------------------------------------------------------------------------------------------------------
                                                                                                     53,404
===========================================================================================================
NIGERIA (1.2%)
SOVEREIGN (1.2%)
  Central Bank of Nigeria Par Bond
    6.25%, 11/15/20                                                   3,000(c)                        2,565
===========================================================================================================
PANAMA (2.8%)
SOVEREIGN (2.8%)
  Republic of Panama
    9.375%, 4/1/29                                                    3,980                           4,597
    9.625%, 2/8/11                                                    1,370                           1,589
-----------------------------------------------------------------------------------------------------------
                                                                                                      6,186
===========================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.

                                 STATEMENT OF NET ASSETS
                                 June 30, 2003 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

                                                                       FACE
                                                                     AMOUNT                           VALUE
                                                                      (000)                           (000)
-----------------------------------------------------------------------------------------------------------
PERU (5.1%)
SOVEREIGN (5.1%)
  Republic of Peru
    9.125%, 2/21/12                                            $      2,040                    $      2,175
    9.875%, 2/6/15                                                    8,200                           8,999
-----------------------------------------------------------------------------------------------------------
                                                                                                     11,174
===========================================================================================================
PHILIPPINES (4.4%)
SOVEREIGN (4.4%)
  Republic of Philippines
    9.375%, 1/18/17                                                   3,090                           3,391
    9.875%, 1/15/19                                                   3,400                           3,753
    10.625%, 3/16/25                                                  2,070                           2,409
-----------------------------------------------------------------------------------------------------------
                                                                                                      9,553
===========================================================================================================
QATAR (0.8%)
SOVEREIGN (0.8%)
  State of Qatar
    9.75%, 6/15/30                                                    1,260                           1,751
===========================================================================================================
RUSSIA (20.6%)
SOVEREIGN (20.6%)
  Russian Federation
    5.00%, 3/31/30                                                   13,915(c)                       13,498
    5.00%, 3/31/30                                                    4,684(b),(c)                    4,544
    8.75%, 7/24/05                                                    3,970                           4,426
    12.75%, 6/24/28                                                  13,350                          22,428
-----------------------------------------------------------------------------------------------------------
                                                                                                     44,896
===========================================================================================================
SOUTH KOREA (0.7%)
SOVEREIGN (0.7%)
  Republic of South Korea
    4.25%, 6/1/13                                                     1,525                           1,485
===========================================================================================================
TUNISIA (0.4%)
SOVEREIGN (0.4%)
  Banque Centrale de Tunisie
    7.375%, 4/25/12                                                     750                             874
===========================================================================================================
UKRAINE (1.3%)
SOVEREIGN (1.3%)
  Ukraine Government
    11.00%, 3/15/07                                                   2,516                           2,771
===========================================================================================================
URUGUAY (0.3%)
SOVEREIGN (0.3%)
  Republic of Uruguay
    7.25%, 2/15/11                                                      896                             712
===========================================================================================================
VENEZUELA (3.5%)
SOVEREIGN (3.5%)
  Republic of Venezuela
    9.25%, 9/15/27                                                    6,190                           4,581
  Republic of Venezuela Debt Conversion
    Bond, 'DL'
    1.875%, 12/18/07                                                  3,690(a),(d).(f)                2,966
  Republic of Venezuela Oil-Linked Payment
    Obligation
    3.22%, 4/15/20                                             $         11(a)                 $         --@
-----------------------------------------------------------------------------------------------------------
                                                                                                      7,547
===========================================================================================================
TOTAL DEBT INSTRUMENTS
  (Cost $196,265)                                                                                   217,424
===========================================================================================================

                                                                     NO. OF
                                                                   WARRANTS
-----------------------------------------------------------------------------------------------------------
WARRANTS (0.0%)

COLOMBIA (0.0%)
  Occidente y Caribe Celular,                                        69,200(f),(g)                       --@
    expiring 3/15/04
===========================================================================================================
NIGERIA (0.0%)
  Central Bank of Nigeria,
    expiring 11/15/20                                                 8,750(f),(g)                       --@

===========================================================================================================
TOTAL WARRANTS
  (Cost $44)                                                                                             --@
===========================================================================================================

                                                                       FACE
                                                                     AMOUNT
                                                                      (000)
-----------------------------------------------------------------------------------------------------------
FOREIGN CURRENCY ON DEPOSIT WITH
CUSTODIAN(0.0%)
  Euro
  (Cost $54)                                                   EUR       46                              53
===========================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.

                                 STATEMENT OF NET ASSETS
                                 June 30, 2003 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

                                                                     AMOUNT                           VALUE
                                                                      (000)                           (000)
-----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
  (Cost $196,363)                                                                              $    217,477
===========================================================================================================
OTHER ASSETS
  Interest Receivable                                          $      4,742
  Due from Broker                                                     3,351
  Other                                                                  20                           8,113
===========================================================================================================
LIABILITIES
  Payable For:
    Dividends Declared                                               (3,307)
    Investments Purchased                                            (2,941)
    Reverse Repurchase Agreements                                    (1,879)
    Bank Overdraft                                                     (837)
    Investment Advisory Fees                                           (182)
    Directors' Fees and Expenses                                        (70)
    Stockholder Reporting Expenses                                      (39)
    Professional Fees                                                   (34)
    Custodian Fees                                                      (15)
    Administrative Fees                                                 (10)
    Other Liabilities                                                    (8)                         (9,322)
===========================================================================================================
NET ASSETS
  Applicable to 22,046,681, issued and
    outstanding $ 0.01 par value shares
    (100,000,000 shares authorized)                                                            $    216,268
===========================================================================================================
NET ASSET VALUE PER SHARE                                                                      $       9.81
===========================================================================================================
AT JUNE 30, 2003, NET ASSETS CONSISTED OF:

  Common Stock                                                                                 $        220
  Paid-in Capital                                                                                   279,080
  Undistributed (Distributions in Excess of) Net
    Investment Income                                                                                 1,101
  Accumulated Net Realized Gain (Loss)                                                              (85,275)
  Unrealized Appreciation (Depreciation) on
    Investments, Futures and Foreign Currency
    Translations                                                                                     21,142
===========================================================================================================
TOTAL NET ASSETS                                                                               $    216,268
===========================================================================================================

(a) -- Variable/floating rate security - rate disclosed is as of June 30, 2003.
(b) -- 144A Security - Certain conditions for public sale may exist.
(c) -- Step Bond - coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2003. Maturity date disclosed is ultimate maturity.
(d) -- Security is in default.
(e) -- Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreements as of June 30, 2003. See note A-3 to financial statements.
(f) -- Non-income producing.
(g) -- Securities valued at fair value - see note A-1 to financial statements. At June 30, 2003, the Fund held fair-valued securities representing less than 0.01% of net assets.
  @ -- Amount is less than $500.
EUR -- Euro
INR -- Indian Rupee
MTN -- Medium Term Note
PIK -- Payment-in-kind. Income may be paid to additional securities or cash at the discretion of the issuer.

FUTURES CONTRACTS:

  The Fund had the following futures contracts open at period end:

                                                            NET
                                                         UNREALIZED
                   NUMBER                                  GAIN
                     OF         VALUE       EXPIRATION    (LOSS)
                  CONTRACTS     (000)          DATE        (000)
-------------------------------------------------------------------
SHORT:
  5 Year U.S.
Treasury Note           934   $   107,527    Sept-03     $        7
  10 Year U.S.
Treasury Note           227        26,658    Sept-03             16
-------------------------------------------------------------------
                                                         $       23
===================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.

                                 Financial Statements

STATEMENT OF OPERATIONS

                                                                                                               SIX MONTHS ENDED
                                                                                                                 JUNE 30, 2003
                                                                                                                     (UNAUDITED)
                                                                                                                          (000)
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest (net of $11 of foreign taxes withheld)                                                             $           9,880
===============================================================================================================================
EXPENSES
  Investment Advisory Fees                                                                                                1,007
  Interest Expense on Reverse Repurchase Agreements                                                                          62
  Professional Fees                                                                                                          52
  Interest on Loans Expense                                                                                                  42
  Administrative Fees                                                                                                        30
  Custodian Fees                                                                                                             22
  Directors' Fees and Expenses                                                                                                9
  Stockholder Reporting Expenses                                                                                              3
  Bank Overdraft Expense                                                                                                      2
  Other Expenses                                                                                                             44
===============================================================================================================================
    TOTAL EXPENSES                                                                                                        1,273
===============================================================================================================================
      NET INVESTMENT INCOME                                                                                               8,607
===============================================================================================================================
NET REALIZED GAIN (LOSS) ON:
  Investments                                                                                                            11,025
  Foreign Currency Transactions                                                                                             (64)
  Futures                                                                                                                (3,431)
===============================================================================================================================
    NET REALIZED GAIN (LOSS)                                                                                              7,530
===============================================================================================================================
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                                                                            20,048
  Foreign Currency Translations                                                                                              (1)
  Futures                                                                                                                   390
===============================================================================================================================
    CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                                                     20,437
===============================================================================================================================
NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                            27,967
===============================================================================================================================
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                             $          36,574
===============================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

                                                                                          SIX MONTHS ENDED
                                                                                             JUNE 30, 2003           YEAR ENDED
                                                                                               (UNAUDITED)    DECEMBER 31, 2002
                                                                                                     (000)                (000)
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income                                                                   $          8,607    $          14,837
  Net Realized Gain (Loss)                                                                           7,530                4,226
  Change in Unrealized Appreciation (Depreciation)                                                  20,437                 (117)
===============================================================================================================================
      NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                               36,574               18,946
===============================================================================================================================
Distributions from and/or in excess of:
    Net Investment Income                                                                           (6,614)             (14,551)
===============================================================================================================================
    TOTAL INCREASE (DECREASE)                                                                       29,960                4,395
===============================================================================================================================
Net Assets:
    Beginning of Period                                                                            186,308              181,913
===============================================================================================================================
    END OF PERIOD (INCLUDING UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT
      INCOME OF $1,101 AND $(892), RESPECTIVELY)                                          $        216,268    $         186,308
===============================================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.

                                 Financial Statements

STATEMENT OF CASH FLOWS

                                                                                                               SIX MONTHS ENDED
                                                                                                                  JUNE 30, 2003
                                                                                                                    (UNAUDITED)
                                                                                                                          (000)
-------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Proceeds from Sales and Maturities of Long-Term Investments                                                 $         217,693
  Purchases of Long-Term Investments                                                                                   (211,932)
  Net (Increase) Decrease in Short-Term Investments                                                                       1,803
  Net Realized Gain (Loss) on Foreign Currency Translations                                                                 (64)
  Net Realized Gain (Loss) on Futures Contracts                                                                          (3,431)
  Net Investment Income                                                                                                   8,607
  ADJUSTMENTS TO RECONCILE NET INVESTMENT INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
    Net (Increase) Decrease in Receivables Related to Operations                                                           (778)
    Net Increase (Decrease) in Payables Related to Operations                                                                35
    Accretion/Amortization of Discounts and Premiums                                                                     (1,134)
-------------------------------------------------------------------------------------------------------------------------------
  Net Cash Provided by Operating Activities                                                                              10,799
-------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Cash Received (Paid) for Reverse Repurchase Agreements                                                                 (5,299)
  Cash Distributions Paid                                                                                                (6,614)
-------------------------------------------------------------------------------------------------------------------------------
  Net Cash Used for Financing Activities                                                                                (11,913)
-------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Cash                                                                                        (1,114)
CASH AT BEGINNING OF PERIOD                                                                                                 277
-------------------------------------------------------------------------------------------------------------------------------
CASH AT END OF PERIOD                                                                                         $            (837)
===============================================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.

                                 Financial Highlights

SELECTED PER SHARE DATA AND RATIOS

                                                  SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                                     JUNE 30, 2003     ------------------------------------------------------
                                                       (UNAUDITED)          2002        2001       2000       1999       1998
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $           8.45     $    8.25   $    8.22  $    8.36  $    7.01  $   15.21
-----------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                         0.39+         0.67+       0.80       1.23       1.09       1.27
Net Realized and Unrealized Gain (Loss) on
  Investments                                                 1.27          0.19        0.08      (0.29)      1.27      (5.12)
-----------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                          1.66          0.86        0.88       0.94       2.36      (3.85)
-----------------------------------------------------------------------------------------------------------------------------
Distributions from and/or in excess of:
  Net Investment Income                                      (0.30)        (0.66)      (0.85)     (1.08)     (1.01)     (1.41)
  Net Realized Gain                                             --            --          --         --         --      (2.94)
-----------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                      (0.30)        (0.66)      (0.85)     (1.08)     (1.01)     (4.35)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $           9.81     $    8.45   $    8.25  $    8.22  $    8.36  $    7.01
=============================================================================================================================
PER SHARE MARKET VALUE, END OF PERIOD             $           8.62     $    7.55   $    7.40  $    6.88  $    6.81  $    7.19
=============================================================================================================================
TOTAL INVESTMENT RETURN:
  Market Value                                               18.24%**      11.11%      20.65%     16.49%      8.55%    (32.04)%
  Net Asset Value (1)                                        20.38%**      11.54%      12.50%     13.50%     36.58%    (33.00)%
=============================================================================================================================
RATIOS, SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (THOUSANDS)             $        216,268     $ 186,308   $ 181,913  $ 181,134  $ 184,269  $ 153,084
-----------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                       1.27%*        1.34%       1.61%      2.32%      2.28%      2.75%
Ratio of Expenses Excluding Interest Expense to
  Average Net Assets                                          1.20%*        1.29%       1.41%      1.34%      1.35%      1.47%
Ratio of Net Investment Income to Average Net
  Assets                                                      8.55%*        8.11%       9.73%     14.31%     14.53%     12.50%
Portfolio Turnover Rate                                       101%**         149%        233%       272%       178%       308%
-----------------------------------------------------------------------------------------------------------------------------

(1) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. This percentage is not an indication of the performance of a stockholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
+    Per share amounts are based on average shares outstanding.
*    Annualized
**   Not Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.

                                 June 30, 2003 (unaudited)

NOTES TO FINANCIAL STATEMENTS

     Morgan Stanley Emerging Markets Debt Fund, Inc. (the "Fund") was incorporated in Maryland on May 6, 1993, and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund's primary investment objective is to produce high current income and as a secondary objective, to seek capital appreciation, through investments primarily in debt securities.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: In valuing the Fund's assets, all listed securities for which market quotations are readily available are valued at the last sale price on the valuation date, or if there was no sale on such date, at the mean between the current bid and asked prices or the bid price if only bid quotations are available. Securities which are traded over-the-counter are valued at the mean of the current bid and asked prices obtained from reputable brokers. Securities may be valued by independent pricing services. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Short-term securities which mature in 60 days or less are valued at amortized cost. For all other securities and investments for which market values are not readily available, including restricted securities, and where prices determined in accordance with the aforementioned procedures are not reflective of fair market value, values are determined in good faith, under fair valuation procedures adopted by the Board of Directors, although actual calculations may be done by others.

2. REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements under which the Fund lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities (collateral), with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

3. REVERSE REPURCHASE AGREEMENTS: The Fund may enter into reverse repurchase agreements with institutions that the Fund's investment adviser has determined are creditworthy. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund's liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Statement of Net Assets.

     At June 30, 2003, the Fund had reverse repurchase agreements outstanding with Lehman Brothers as follows:

                                                   MATURITY IN
                                                     LESS THAN
                                                      365 DAYS
--------------------------------------------------------------
Value of Securities Subject to Repurchase      $     1,880,000
Liability Under Reverse Repurchase Agreement   $     1,879,000
Weighted Average Days to Maturity                           17

The weighted average daily balance of reverse repurchase agreements outstanding during the six months ended June 30, 2003, was approximately $8,718,000 at a weighted average interest rate of 1.20%.

                                 MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.

                                 June 30, 2003 (unaudited)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

4. FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

     - investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

     - investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

     Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) due to securities transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

     Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Net Assets. The change in net unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

     A significant portion of the Fund's net assets consist of securities of issuers located in emerging markets or which are denominated in foreign currencies. Such investments may be concentrated in a limited number of countries and regions and may vary throughout the year. Changes in currency exchange rates will affect the value of and investment income from foreign currency denominated securities. Emerging market securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than U.S. securities. In addition, emerging market securities may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty.

The Fund may use derivatives to achieve its investment objectives. The Fund may engage in transactions in futures contracts on foreign currencies, stock indices, as well as in options, swaps and structured notes. Consistent with the Fund's investment objectives and policies, the Fund may use derivatives for non-hedging as well as hedging purposes.

Following is a description of derivative instruments that the Fund has utilized and their associated risks:

5. FOREIGN CURRENCY EXCHANGE CONTRACTS: The Fund may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and, in certain situations, to gain exposure to a foreign currency. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

6. STRUCTURED SECURITIES: The Fund may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity of specified instruments and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or

                                 MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.

                                 June 30, 2003 (unaudited)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

     representing interests in, the underlying instruments. Structured Securities generally will expose the Fund to credit risks of the underlying instruments as well as of the issuer of the Structured Security. Structured Securities are typically sold in private placement transactions with no active trading market. Investments in Structured Securities may be more volatile than their underlying instruments, however, any loss is limited to the amount of the original investment.

7. FUTURES: The Fund may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash, government or other liquid securities deposited with brokers or custodians as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations.

     The Fund may use futures contracts in order to manage its exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

8. OVER-THE-COUNTER TRADING: Securities and other derivative instruments that may be purchased or sold by the Fund may consist of instruments not traded on an exchange. The risk of nonperformance by the obligor on such an instrument may be greater, and the ease with which the Fund can dispose of or enter into closing transactions with respect to such an instrument may be less, than in the case of an exchange-traded instrument. In addition, significant disparities may exist between bid and asked prices for derivative instruments that are not traded on an exchange. Derivative instruments not traded on exchanges are also not subject to the same type of government regulation as exchange traded instruments, and many of the protections afforded to participants in a regulated environment may not be available in connection with such transactions.

9. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis and discounts and premiums on investments purchased are accreted or amortized in accordance with the effective yield method over their respective lives, except where collection is in doubt. Distributions to stockholders are recorded on the ex-dividend date.

B. ADVISER: Morgan Stanley Investment Management Inc. (the "Adviser") provides investment advisory services to the Fund under the terms of an Investment Advisory and Management Agreement (the "Agreement"). Under the Agreement, the Adviser is paid a fee computed weekly and payable monthly at an annual rate of 1.00% of the Fund's average weekly net assets.

C. ADMINISTRATOR: JPMorgan Chase Bank, through its corporate affiliate J.P. Morgan Investor Services Co. (the "Administrator"), provides administrative services to the Fund under an Administration Agreement. The Administrator is paid a fee computed weekly and payable monthly at an annual rate of 0.02435% of the Fund's average weekly net assets, plus $24,000 per annum. In addition, the Fund is charged for certain out-of-pocket expenses incurred by the Administrator on its behalf.

D. CUSTODIAN: JPMorgan Chase Bank and its affiliates serve as custodian for the Fund. Custody fees are payable monthly based on assets held in custody, investment purchase and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

E. FEDERAL INCOME TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to stockholders are recorded on the ex-dividend date.

                                 MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.

                                 June 30, 2003 (unaudited)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/ or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2002 and 2001 were as follows: _

            2002 DISTRIBUTIONS               2001 DISTRIBUTIONS
                PAID FROM:                       PAID FROM:
                  (000)                            (000)
------------------------------------      -----------------------
                           LONG-TERM                    LONG-TERM
         ORDINARY            CAPITAL       ORDINARY       CAPITAL
           INCOME               GAIN         INCOME          GAIN
-----------------------------------------------------------------
       $   14,551          $      --      $  18,740     $      --

The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences may result in reclassifications among undistributed (distributions in excess of) net investment income, accumulated net realized gain (loss) and paid-in capital. Adjustments for permanent book-tax differences, if any, are not reflected in ending undistributed (distributions in excess of) net investment income for the purpose of calculating net investment income
(loss) per share in the financial highlights.

At December 31, 2002, the components of distributable earnings on a tax basis were as follows:

       UNDISTRIBUTED              UNDISTRIBUTED
      ORDINARY INCOME        LONG-TERM CAPITAL GAIN
          (000)                      (000)
----------------------------------------------------
       $     1,145                 $    --
----------------------------------------------------

At June 30, 2003, the U.S. Federal income tax cost basis of securities was approximately $196,309,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $21,115,000 of which $25,017,000 related to appreciated securities and $3,902,000 related to depreciated securities.

At December 31, 2002, the Fund had a capital loss carryforward for U.S. Federal income tax purposes of approximately $92,832,000 available to offset future capital gains, of which $75,550,000 will expire on December 31, 2006, $13,135,000 will expire on December 31, 2007 and $4,147,000 will expire on December 31, 2009. To the extent that capital gains are offset, such gains will not be distributed to the stockholders. During the year ended December 31, 2002, the Fund utilized capital loss carryforwards for U.S. Federal income tax purposes of $1,887,000.

Net capital and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2002, the Fund did not defer any post-October losses to January 1, 2003, for U.S. Federal income tax purposes.

F. OTHER: During the six months ended June 30, 2003, the Fund made purchases and sales totaling approximately $209,095,000 and $217,051,000 respectively, of investment securities other than long-term U.S. Government securities, purchased options and short-term investments. There were no purchases or sales of long-term U.S. Government securities.

These investments may be traded by one market maker who may also be utilized by the Fund to provide pricing information used to value such securities. The amounts which will be realized upon disposition of the securities may differ from the value reflected on the Statement of Net Assets and the differences could be material.

Each Director of the Fund who is not an officer of the Fund or an affiliated person as defined under the Investment Company Act of 1940, as amended, may elect to participate in the Directors' Deferred Compensation Plan (the "Plan"). Under the Plan, such Directors may elect to defer payment of a percentage of their total fees earned as a Director of the Fund. These deferred portions are treated, based on an election by the Director, as if they were either invested in the Fund's shares or invested in U.S. Treasury Bills, as defined under the Plan. At June 30, 2003, the deferred fees payable under the Plan totaled $69,000 and are included in Payable for Directors' Fees and Expenses on the Statement of Net Assets. The deferred portion of Directors' Fees and Expenses shown on the Statement of Operations is impacted by fluctuations in the market value of the investments selected by each Director. For the six months ended June 30, 2003, Directors' Fees and Expenses were increased by $6,200 due to these fluctuations.

                                 MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.

                                 June 30, 2003 (unaudited)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

On June 17, 2003, the Board of Directors declared a distribution of $0.15 per share, derive from net investment income, payable on July 15, 2003, to stockholders of record on June 30, 2003.

PROPOSAL:

     1. To elect the following Directors, effective July 31, 2003:

                                  VOTES IN       VOTES
                                  FAVOR OF      AGAINST
                                 ----------------------
1) Michael Bozic                 18,723,432     653,637

2) Charles A. Fiumefreddo        18,724,432     652,637

3) Edwin J. Garn                 18,724,432     652,637

4) Wayne E. Hedien               18,724,932     652,137

5) James F. Higgins              18,724,932     652,137

6) Dr. Manuel H. Johnson         18,724,932     652,137

7) Philip J. Purcell             18,724,932     652,637

Also effective July 31, 2003, John D. Barrett II, Thomas P. Gerrity, Gerard E. Jones, Vincent R. McLean, C. Oscar Morong, Jr. and William G. Morton, Jr. have resigned from the Board of Directors.

                                 MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

     Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), each stockholder will be deemed to have elected, unless American Stock Transfer & Trust Company (the "Plan Agent") is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested in Fund shares. Participants in the Plan have the option of making additional voluntary cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in Fund shares.

     Dividend and capital gain distributions will be reinvested on the reinvestment date in full and fractional shares. If the market price per share equals or exceeds net asset value per share on the reinvestment date, the Fund will issue shares to participants at net asset value. If net asset value is less than 95% of the market price on the reinvestment date, shares will be issued at 95% of the market price. If net asset value exceeds the market price on the reinvestment date, participants will receive shares valued at market price. The Fund may purchase shares of its Common Stock in the open market in connection with dividend reinvestment requirements at the discretion of the Board of Directors. Should the Fund declare a dividend or capital gain distribution payable only in cash, the Plan Agent will purchase Fund shares for participants in the open market as agent for the participants.

     The Plan Agent's fees for the reinvestment of dividends and distributions will be paid by the Fund. However, each participant's account will be charged a pro rata share of brokerage commissions incurred on any open market purchases effected on such participant's behalf. A participant will also pay brokerage commissions incurred on purchases made by voluntary cash payments. Although stockholders in the Plan may receive no cash distributions, participation in the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

     In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder's name and held for the account of beneficial owners who are participating in the Plan.

     Stockholders who do not wish to have distributions automatically reinvested should notify the Plan Agent in writing. There is no penalty for non-participation or withdrawal from the Plan, and stockholders who have previously withdrawn from the Plan may rejoin at any time. Requests for additional information or any correspondence concerning the Plan should be directed to the Plan Agent at:

Morgan Stanley Emerging Markets Debt Fund, Inc.
American Stock Transfer & Trust Company
Dividend Reinvestment and Cash Purchase Plan
59 Maiden Lane
New York, New York 10030
1-800-278-4353

ITEM 2.  CODE OF ETHICS.  Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable for semi-annual reports.

ITEM 6.  [RESERVED.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable for semi-annual reports.

ITEM 8.  [RESERVED.]
ITEM 9.  CONTROLS AND PROCEDURES.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

ITEM 10.  EXHIBITS.

(a) Code of Ethics - Not applicable for semi-annual reports.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Morgan Stanley Emerging Markets Debt Fund, Inc.

By:      Ronald E. Robison
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    August 19, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      Ronald E. Robison
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    August 19, 2003

By:      James W. Garrett
Name:    James W. Garrett
Title:   Principal Financial Officer
Date:    August 19, 2003